                            '33 Act File No. 2-73024
                            '40 Act File No. 811-3213

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 16, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Post-Effective Amendment No. 91                                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 92                                                          [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                                           Send Copies of Communications to:
ALLAN J. OSTER, ESQ.                       MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000                STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428           2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)    PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on April 14, 2006 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on [date] pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]  This  post-effective  amendment  designated  a  new  effective  date  for a previously filed post-effective amendment.

                                Explanatory Note

This  Post-Effective   Amendment  No.  91,  Amendment  No.  92  to  Registrant's
Registration  Statement on Form N-1A (the "Amendment") is being filed under Rule
485(b)(1)(iii)  and  incorporates by reference (i) the  Prospectuses for Dreyfus
GVIT  International  Value Fund,  GVIT Mid Cap Index Fund,  Federated  GVIT High
Income Bond Fund,  GVIT S&P 500 Index Fund,  J.P. Morgan GVIT Balanced Fund, Van
Kampen GVIT Comstock  Value Fund,  Van Kampen GVIT Multi Sector Bond Fund;  (ii)
the Prospectuses for GVIT Small Cap Growth Fund, GVIT Small Cap Value Fund, GVIT
Small Company Fund;  (iii) the Prospectus for Gartmore GVIT  Developing  Markets
Fund; (iv) the Prospectuses for Gartmore GVIT Investor  Destinations  Aggressive
Fund, Gartmore GVIT Investor  Destinations  Moderately Aggressive Fund, Gartmore
GVIT Investor  Destinations  Moderate Fund, Gartmore GVIT Investor  Destinations
Moderately  Conservative Fund, Gartmore GVIT Investor Destinations  Conservative
Fund;  (v) the  Prospectus  for  Gartmore  GVIT Money  Market  Fund II; (vi) the
Prospectuses for Gartmore GVIT Government Bond Fund,  Gartmore GVIT Money Market
Fund; (vii) the  Prospectuses  for Gartmore GVIT Growth Fund,  Gartmore GVIT Mid
Cap Growth Fund,  Gartmore GVIT Nationwide  Fund;  (viii) the  Prospectuses  for
Gartmore GVIT Emerging Markets Fund,  Gartmore GVIT  International  Growth Fund;
(iiv) the Prospectuses for Gartmore GVIT Nationwide Leaders Fund,  Gartmore GVIT
U.S.  Growth  Leaders  Fund,  Gartmore  GVIT  Worldwide  Leaders  Fund;  (x) the
Prospectuses  for Gartmore GVIT Global  Financial  Services Fund,  Gartmore GVIT
Global Health Sciences Fund,  Gartmore GVIT Global Technology and Communications
Fund,  Gartmore  GVIT Global  Utilities  Fund;  (xi) the Statement of Additional
Information for the  aforementioned  funds;  and (xii) Part C. This Amendment is being filed for the purposes of delaying  the  effectiveness  of  Post-Effective
Amendment No. 89, Amendment No. 90 until April 14, 2006.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment  Company Act of 1940, as amended,  the  Registrant  certifies that it meets  all of the  requirements  for  the  effectiveness  of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities Act of 1933 and has duly
caused  this  Post-Effective   Amendment  No.  91,  Amendment  No.  92  to  this
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken,  and Commonwealth of Pennsylvania,
on this 16th day of March, 2006.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                       By: /s/ Allan J. Oster
                                           ------------------------------------
                                           Allan J. Oster, Attorney-In-Fact for
                                           Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT NO. 91, AMENDMENT NO. 92 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED
BELOW BY THE FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON THE 16TH DAY OF
MARCH, 2006.

Signature & Title
-----------------

Principal Executive Officer

PAUL J. HONDROS*
-------------------------------------------
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

GERALD J. HOLLAND*
-------------------------------------------
Gerald J. Holland, Treasurer

CHARLES E. ALLEN*
-------------------------------------------
Charles E. Allen, Trustee

PAULA H. J. CHOLMONDELEY*
-------------------------------------------
Paula H. J. Cholmondeley, Trustee

C. BRENT DEVORE*
-------------------------------------------
C. Brent Devore, Trustee

PHYLLIS KAY DRYDEN*
--------------------------------------------
Phyllis Kay Dryden, Trustee

BARBARA HENNIGAR*
-------------------------------------------
Barbara Hennigar, Trustee

BARBARA I. JACOBS*
--------------------------------------------
Barbara I. Jacobs, Trustee

DOUGLAS F. KRIDLER*
-------------------------------------------
Douglas F. Kridler, Trustee

MICHAEL D. MCCARTHY*
--------------------------------------------
Michael D. McCarthy, Trustee

ARDEN L. SHISLER*
-------------------------------------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-------------------------------------------
David C. Wetmore, Trustee and Chairman

*BY: /s/ Allan J. Oster
     --------------------------------------
     Allan J. Oster, Attorney-In Fact